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                                                                          497(j)

                                           December 30, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Van Kampen Equity Trust II-- Rule 497(j) Filing
          (Filing Nos. 333-75493 and 811-09279)

Ladies and Gentlemen:

         Van Kampen Equity Trust II filed via EDGAR on December 19, 2003 an electronically signed copy of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the prospectus and statement of additional information of the Van Kampen International Advantage Fund and the statement of additional information of the Van Kampen Technology Fund contained therein do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules. The final prospectus for the Van Kampen Technology Fund has been filed with the Commission under separate cover.

         Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6724.

                                           Very truly yours,

                                           /s/ Elisa Mitchell
                                           -------------------------
                                           Elisa Mitchell
                                           Assistant Secretary